Cover	Nov. 09, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Entity File Number	001-39679
Entity Registrant Name	Airspan Networks Holdings Inc.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MIMO
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	MIMO WS
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $12.50 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $12.50 per share
Trading Symbol	MIMO WSA
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $15.00 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $15.00 per share
Trading Symbol	MIMO WSB
Security Exchange Name	NYSEAMER
Warrants, exercisable for shares of common stock at an exercise price of $17.50 per share
Title of 12(b) Security	Warrants, exercisable for shares of common stock at an exercise price of $17.50 per share
Trading Symbol	MIMO WSC
Security Exchange Name	NYSEAMER